Note 25 - Income Taxes (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-capital loss [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 57,721	$ 54,073
Deductible temporary differences for which no deferred tax asset is recognised			$ 51,335
Unused tax losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 67	$ 111	$ 247